As filed with the Securities and Exchange Commission on October 5, 2017

Securities Act Registration No. 333-219590

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. /2/

Post-Effective Amendment No. / /

Ultimus Managers Trust
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices) (Zip Code)

(513) 587-3400
(Registrant's Telephone Number, including Area Code)

Bo James Howell
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With Copy To:

Thomas W. Steed III, Esq.
Kilpatrick, Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

Title of securities being registered: Shares of a series of the Registrant – Meehan Focus Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering:
This Registration Statement shall become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine. In a separate correspondence filing, the Trust requests acceleration to October 5, 2017, or as soon thereafter as practicable.

EXPLANATORY NOTE

Pre-Effective Amendment No. 1 was filed pursuant to Section 8(a) under the Securities Act of 1933, as amended, on October 3, 2017 (SEC Accession No. 0001398344-17-012665). Pre-Effective Amendment No. 2 is being filed pursuant to Section 8(a) replace Exhibit (14) Consent of Cohen & Company, Ltd with the attached Consent of Cohen & Company, Ltd. dated October 5, 2017.

All other information and exhibits contained in Pre-Effective Amendment #1 are incorporated by reference to Pre-Effective Amendment #2.

PART C

INDEMNIFICATION

Article VI, Section 6.4 of the Declaration of Trust of Ultimus Managers Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

EXHIBITS

(1)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(2)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(3)	None.
(4)
Form of Agreement and Plan of Reorganization and Termination is incorporated by reference to Exhibit (4) of the Combined Prospectus and Proxy Statement on Form N-14 (File No. 333-219590) filed on October 3, 2017.

(5)	Items 1 and 2 above are the instruments defining the rights of holders of the securities being registered.
(6)
Investment Advisory Agreement with Edgemoor Investment Advisors, Inc., dated January 27, 2017, for the Meehan Focus Fund (the “Meehan Fund”), is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(7)
Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(8)	None.
(9)
Eighth Amendment to the Custody Agreement with U.S. Bank, dated May 24, 2017, for Meehan Fund, is incorporated by reference to Exhibit (12) of the Combined Prospectus and Proxy Statement on Form N-14 (File No. 333-219590), filed on July 31, 2017.

(10)	None.

(11)	Opinion and Consent of Counsel is incorporated by reference to Exhibit (12) of the Combined Prospectus and Proxy Statement on Form N-14 (File No. 333-219590), filed on July 31, 2017.
(12)	Opinion and Consent of Counsel as to tax matters is incorporated by reference to Exhibit (12) of the Combined Prospectus and Proxy Statement on Form N-14 (File No. 333-219590), filed on July 31, 2017.
(13)
Expense Limitation Agreement with Edgemoor Investment Advisors, Inc., dated January 24, 2017, for Meehan Fund, is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 106 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on May 22, 2017.

(14)	Consent of Cohen & Company, Ltd. dated October 5, 2017, is filed herewith.
(15)	None.
(16)
Powers of Attorney for David M. Deptula, John J. Discepoli, and Janine L. Cohen, dated January 25, 2016 are incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 69 of Registrant’s Registration Statement on Form N-1A (file No. 333-180308), filed on March 29, 2016.

(17)	Form of Proxy Card is incorporated by reference to Exhibit (17) of the Combined Prospectus and Proxy Statement on Form N-14 (File No. 333-219590) filed on October 3, 2017.

Item 17.	UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Cincinnati and the State of Ohio, on October 5, 2017.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	October 5, 2017
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer/Controller	October 5, 2017
Jennifer L. Leamer

*	Trustee	October 5, 2017
David M. Deptula

*	Trustee	October 5, 2017
John J. Discepoli

*	Trustee	October 5, 2017
Janine L. Cohen

/s/ Frank L. Newbauer
Frank L. Newbauer Attorney-in-Fact*

Exhibit Index

(14)	Consent of Cohen & Company, Ltd. dated October 5, 2017